Earnings per Unit and Cash Distributions - Additional Information (Details)						1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2021 $ / shares shares	Nov. 10, 2021 shares	Sep. 10, 2021	Sep. 07, 2021 $ / shares shares	May 27, 2021 shares	Oct. 31, 2021 shares	Apr. 30, 2013	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 shares
Distribution Made to Limited Partner
Number of general partner units outstanding	640,278							640,278		640,278	615,117
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units										208,333
Potentially dilutive preferred units	3,541,666
General Partner Unit [Member]
Distribution Made to Limited Partner
Issue of Units										25,161
Common Units [Member]
Distribution Made to Limited Partner
Issue of Units						41,940
Conversion of Units										215,292
Number of units in exchange of IDRs	673,080			673,080				673,080		673,080
Number of units converted										215,292
Partners' Capital Account, Units, Converted										215,292
Number of common units and subordinated units outstanding	33,708,541							33,708,541		33,708,541	32,694,094
Common Units [Member] | Minimum
Distribution Made to Limited Partner
Distributions to each unitholder, Per unit | $ / shares				$ 0.52
Common Units [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	9,324,715							9,324,715		9,324,715
Class B Units [Member]
Distribution Made to Limited Partner
Conversion of Units	84,135	84,135
Number of units in exchange of IDRs				673,080
Units to be converted into common units for distribution that are at or above the Distribution Threshold									0.125
Units conversion ratio									1
Number of units converted	84,135	84,135
Partners' Capital Account, Units, Converted	84,135	84,135
Potentially dilutive preferred units										588,945
Potentially dilutive preferred units										588,945
Class B Units [Member] | Minimum
Distribution Made to Limited Partner
Conversion of Units								84,135
Number of units converted								84,135
Partners' Capital Account, Units, Converted								84,135
Series A Preferred Unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares	$ 24.00							$ 24.00		$ 24.00
Percentage of annual rate										8.00%
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date	100.00%							100.00%		100.00%
Percentage of Cash issue price										70.00%
Percentage of common unit issue price										80.00%
Aggregate issue price of outstanding										130.00%
Preferred units number of votes for each units | Vote										1
Partnership [Member] | General Partner Unit [Member]
Distribution Made to Limited Partner
Percentage of general partner interest			1.83%
Tortoise Direct Opportunities Fund LP | Series A Preferred Stock
Distribution Made to Limited Partner
Shares held					416,677
Issue of Units					208,333
Conversion of Units					208,334
Conversion rate					1.0334
Number of units converted					208,334
Partners' Capital Account, Units, Converted					208,334
Tortoise Direct Opportunities Fund LP | Common Units [Member]
Distribution Made to Limited Partner
Conversion of Units					215,292
Conversion rate					1.0334
Number of units converted					215,292
Partners' Capital Account, Units, Converted					215,292
Public | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest							49.00%			72.10%
Number of common units and subordinated units outstanding	24,293,458							24,293,458		24,293,458
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest							49.00%			27.70%
KNOT | Partnership [Member] | Limited Partner [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest										0.30%
Number of general partner units outstanding	90,368							90,368		90,368
KNOT | Partnership [Member] | General Partner Unit [Member]
Distribution Made to Limited Partner
Percentage of general partner interest										1.83%
Number of general partner units outstanding	640,278							640,278		640,278
General Partner [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of general partner interest							2.00%